CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	¥ 290,987,942	$ 42,189,286	¥ 298,885,350	¥ 203,993,079
Cost of sales	(259,704,084)	(37,653,553)	(264,168,773)	(188,520,176)
Gross profit	31,283,858	4,535,733	34,716,577	15,472,903
Selling and distribution expenses	(418,909)	(60,736)	(383,233)	(372,361)
General and administrative expenses	(6,008,207)	(871,108)	(6,325,461)	(5,061,001)
Research and development expenses	(4,805,174)	(696,685)	(2,417,448)	(1,465,313)
Impairment losses on property, plant and equipment	(3,795,420)	(550,284)	(4,064,673)	(681,257)
Net impairment losses on financial assets	(414,139)	(60,045)	(1,390,765)	(967,942)
Other income	235,785	34,186	173,156	304,399
Other gains/(losses) - net	315,359	45,723	(1,641,015)	373,092
Operating profit	16,393,153	2,376,784	18,667,138	7,602,520
Finance income	477,137	69,178	311,103	266,209
Finance costs	(3,894,867)	(564,703)	(4,532,666)	(5,069,701)
Finance costs, net	(3,417,730)	(495,525)	(4,221,563)	(4,803,492)
Impairment loss on investment in an associate	(75,997)	(11,019)
Share of net profits/ (losses) of investments accounted for using the equity method
Joint ventures	178,910	25,940	164,100	180,502
Associates	130,632	18,940	(423,247)	(93,518)
Total	309,542	44,880	(259,147)	86,984
Profit before income tax	13,208,968	1,915,120	14,186,428	2,886,012
Income tax expense	(2,365,639)	(342,985)	(2,869,551)	(641,329)
Profit for the year	10,843,329	1,572,135	11,316,877	2,244,683
Profit attributable to:
Owners of the Company	4,191,927	607,772	5,759,422	862,054
Non-controlling interests	¥ 6,651,402	$ 964,363	¥ 5,557,455	¥ 1,382,629
Basic earnings per share | (per share)	¥ 0.239	$ 0.035	¥ 0.326	¥ 0.034
Diluted earnings per share | (per share)	¥ 0.239	$ 0.035	¥ 0.326	¥ 0.034
Available-for-sale investments:
Exchange differences on translation of foreign operations	¥ (480,513)	$ (69,668)	¥ 254,116	¥ 159,943
Equity investments designated at fair value through other comprehensive income:
Changes in fair value of financial assets measured at fair value through other comprehensive income	(43,884)	(6,363)	(6,172)	(91,646)
Income tax effect	7,236	1,049	5,731	9,406
Share of other comprehensive income of associates and joint ventures accounted for using the equity method	(5,628)	(816)	6,292
Other comprehensive income for the year, net of tax	(522,789)	(75,798)	259,967	77,703
Total comprehensive income for the year attributable to:
Owners of the company	3,676,881	533,097	6,010,739	972,773
Non-controlling interests	6,643,659	963,240	5,566,105	1,349,613
Total comprehensive income for the year	¥ 10,320,540	$ 1,496,337	¥ 11,576,844	¥ 2,322,386